Income Taxes (Details 4)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	2.83%	10.00%
Permanent differences	(0.07%)	(0.23%)
Changes in valuation allowance	(9.82%)	(38.82%)
Change in foreign tax rate	0.30%
Impairment of goodwill	(11.84%)
Foreign tax rate differential	0.04%	3.14%
General intangible low tax income	(1.77%)	(5.97%)
Prior period and other adjustments	1.28%	3.54%
Unrealized gain on convertible note	(1.28%)
Total	0.67%	(7.34%)